ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION
Schedule of variable interest entities

As of December 31, 2025, the Company’s major subsidiaries are listed below:

			Percentage
			of ownership
		Place of	by the
Entity	Date of establishment	establishment	Company	Principal activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
BT Mining Limited (BT Mining)	April 19, 2021	Cayman Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
Bee Computing (HK) Limited (“Bee Computing”)	May 17,2016	Hong Kong	100%	Miner Manufacturing
Dolai LLC (“Dolai”)	August 21,2025	USA	100%	Payment Service
Echo AI Games PLC (“Echo”)	April 15, 2025	USA	100%	AI Platform Service
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	Mainland China	100%	Technology Service
Star Light Inc. (“Star Light”)	January 29, 2021	Cayman Islands	100%	Investment Holding
Guanghan Data Center Co., Ltd. (“Guanghan”)	November 19, 2024	British Virgin Islands	100%	Data Center Service
Alpha Data Center PLC (“Alpha”)	July 21, 2022	Ethiopia	95%	Data Center Service
Summit Bend US Corporation (“Summit Bend”)	September 22, 2021	USA	100%	Investment Holding
Star Light Ohio I Corporation (“Ohio I”)	September 23, 2021	USA	100%	Cryptocurrency Mining
Star Light Ohio II Corporation (“Ohio II”)	September 23, 2021	USA	100%	Investment Holding
Asgard Data Centers LLC (“Asgard”)	September 16, 2021	USA	100%	Data Center Service
Alliance International Technologies Limited (“Alliance International Technologies”)**	March 11, 2020	British Virgin Islands	100%	Cryptocurrency Mining
1324492 B.C. Ltd	September 16, 2021	Canada	100%	Investment Holding
The Multi Group Ltd (“The Multi Group” or “TMG”)	June 26, 2015	Malta	100%	Investment Holding
Multi Warehouse Ltd*	December 3, 2014	Malta	100%	Online Gaming
Multi Brand Gaming Ltd*	October 3, 2014	Malta	100%	Online Gaming
Multilotto UK Ltd*	September1, 2016	Malta	100%	Online Gaming
Lotto Warehouse Ltd*	September1, 2016	Malta	100%	Online Gaming
Wasp Media Ltd*	August 12, 2016	Malta	100%	Online Gaming
Round Spot Services Ltd*	May 6, 2015	Cyprus	100%	Online Gaming
Multi Pay N.V.*	August 25, 2011	Curacao	100%	Online Gaming
Oddson Europe Ltd*	January10, 2018	Malta	100%	Online Gaming

*A subsidiary of the Multi Group

**	Alliance International Technologies is the holding company of the mining pool business prior to the disposition in January 2024 and is also engaged in cryptocurrency mining operation.